Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Vericimetry U.S. Small Cap Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vericimetry U.S. Small Value Fund
Average Annual Return, Percent	7.14%	15.17%	18.48%	9.60%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Average Annual Return, Percent	7.88%	13.56%	14.59%	9.23%